UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                   FORM N-CSR
   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES




                                   811-10625

                      (Investment Company Act File Number)


                         Federated Core Trust II, L.P.
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)



                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)


                                 (412) 288-1900
                        (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)






                       Date of Fiscal Year End:  12/31/07


              Date of Reporting Period:  Six months ended 6/30/07







ITEM 1.     REPORTS TO STOCKHOLDERS

MARKET PLUS CORE FUND

A PORTFOLIO OF FEDERATED CORE TRUST II, L.P.



SEMI-ANNUAL SHAREHOLDER REPORT
June 30, 2007

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE








NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

FINANCIAL HIGHLIGHTS


(For a Share Outstanding Throughout Each Period)

                                                                                           SIX MONTHS     YEAR ENDED DECEMBER 31,
                                                                                                ENDED
                                                                                             6/30/2007         2006       2005 1
NET ASSET VALUE, BEGINNING OF PERIOD                                                           $12.01       $10.32     $10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                                                            0.32         0.17       0.11
Net realized and unrealized gain on investments, futures contracts and swap contracts            0.52         1.52       0.21
  TOTAL FROM INVESTMENT OPERATIONS                                                               0.84         1.69       0.32
NET ASSET VALUE, END OF PERIOD                                                                 $12.85       $12.01     $10.32
TOTAL RETURN2                                                                                    6.99 %      16.38 %     3.20 %

RATIOS TO AVERAGE NET ASSETS:
Net expenses                                                                                     0.05 %3      0.05 %     0.05 %3
Net investment income                                                                            5.42 %3      5.47 %     4.30 %3
Expense waiver/reimbursement4                                                                    0.58 %3      1.55 %     6.45 %3
SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                                                       $48,103      $44,106     $5,160
Portfolio turnover                                                                                218 %        396 %       11 %

1 Reflects operations for the period from October 4, 2005 (date of initial investment) to December 31, 2005.
2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3 Computed on an annualized basis.
4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements

SHAREHOLDER EXPENSE EXAMPLE


As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2007 to June 30, 2007.

ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                                            BEGINNING            ENDING      EXPENSES PAID
                                                        ACCOUNT VALUE     ACCOUNT VALUE     DURING PERIOD1
                                                             1/1/2007         6/30/2007
ACTUAL                                                         $1,000         $1,069.90              $0.26
HYPOTHETICAL (ASSUMING A 5% RETURN BEFORE EXPENSES)            $1,000         $1,024.55              $0.25

   1 Expenses are equal to the Fund's annualized net expense ratio of 0.05%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

PORTFOLIO OF INVESTMENTS SUMMARY TABLE


At June 30, 2007, the Fund's portfolio composition1 was as follows:

 SECURITY TYPE                                PERCENTAGE OF
                                           TOTAL NET ASSETS
 Mortgage-Backed Securities2                           56.9 %
 Corporate Debt Securities                             18.9 %
 U.S. Treasury and Agency Securities3                  10.9 %
 Asset-Backed Securities                                4.2 %
 Cash Equivalents4                                      9.5 %
 Other Assets and Liabilities-Net5                     (0.4 )%
   TOTAL                                              100.0 %
1 See the Fund's Confidential Private Offering Memorandum for a description of these security types.
2 For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by Government Sponsored Entities (GSEs) and adjustable rate mortgage-backed securities.
3 For purposes of this table, U.S. Treasury and Agency Securities do not include mortgage-backed securities guaranteed by GSEs.
4 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
5 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS


June 30, 2007 (unaudited)

    PRINCIPAL                                                                                                        VALUE
    AMOUNT OR SHARES
                         ADJUSTABLE RATE MORTGAGES-29.5%
                         FEDERAL HOME LOAN MORTGAGE CORP.-26.9%
  $        5,815,392     Federal Home Loan Mortgage Corp., 5.437%, 12/1/2035                                  $  5,781,164
           4,718,056     Federal Home Loan Mortgage Corp., 5.630%, 6/1/2036                                      4,726,390
           2,412,363     Federal Home Loan Mortgage Corp., 5.641%, 5/1/2037                                      2,411,420
                           TOTAL                                                                                12,918,974
                         FEDERAL NATIONAL MORTGAGE ASSOCIATION-2.6%
             141,824     Federal National Mortgage Association, 5.330%, 5/1/2036                                   142,053
           1,047,599     Federal National Mortgage Association, 5.440%, 4/1/2036                                 1,051,000
              29,190     Federal National Mortgage Association, 6.960%, 6/1/2035                                    29,606
              40,818     Federal National Mortgage Association, 7.000%, 4/1/2035                                    41,403
                           TOTAL                                                                                 1,264,062
                           TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $14,224,673)                        14,183,036
                         ASSET-BACKED SECURITIES-4.2%
                         HOME EQUITY LOAN-2.9%
              35,241     Asset Backed Funding Certificate 2005-OPT1 A1MZ, 7/25/2035                                 35,445
              72,703     Centex Home Equity 2005-D AV2, 10/25/2035                                                  72,781
              54,646     GSAA Home Equity Trust 2005-15 1A2, 1/25/2036                                              54,860
              75,000     GSAA Home Equity Trust 2005MTR1 A3, 10/25/2035                                             75,234
             173,981 1,2 GSAA Home Equity Trust 2006-8N N1, 10/26/2036                                             171,807
              61,472     GSAMP Trust 2005-SEA2 A1, 1/25/2045                                                        61,028
             280,000     Morgan Stanley ABS Capital I 2004-OP1 M3, 11/25/2034                                      279,783
             400,000     Morgan Stanley ABS Capital I 2005-WMC4 M1, 4/25/2035                                      399,882
              50,056     Novastar Home Equity Loan A1B, 3/25/2035                                                   50,185
             116,883     Option One Mortgage Loan Trust 2005-1 A1B, 2/25/2035                                      117,346
              75,000     Popular ABS Mortgage Pass-Through Trust 2005-5 AV2B, 11/25/2035                            75,275
                           TOTAL                                                                                 1,393,626
                         NON-AGENCY MORTGAGE - 1.3%
              36,561     Harborview Mortgage Loan Trust 2006-1 2A1A, 3/19/2037                                      36,616
             500,000 1,2 KLIO Funding Ltd. 2004-1A A1, 4/23/2039                                                   502,636
              78,370     Washington Mutual 2003-S4 1A3, 6/25/2018                                                   78,607
              27,277     Washington Mutual 2005-AR17 A-1A1, 12/25/2045                                              27,281
                           TOTAL                                                                                   645,140
                           TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $2,040,644)                            2,038,766
                         COLLATERALIZED MORTGAGE OBLIGATIONS-6.7%
                         FEDERAL HOME LOAN MORTGAGE CORP.-0.4%
             109,293     Federal Home Loan Mortgage Corp. REMIC 2395 FA, 5.920%, 6/15/2029                         111,080
              80,824     Federal Home Loan Mortgage Corp. REMIC 2395 FT, 5.770%, 12/15/2031                         81,439
                           TOTAL                                                                                   192,519
                         FEDERAL NATIONAL MORTGAGE ASSOCIATION-0.6%
             100,000     Federal National Mortgage Association REMIC 0287A FB, 5.591%, 10/25/2031                  100,988
             154,883     Federal National Mortgage Association REMIC 1993-179 FJ, 6.494%, 10/25/2023               159,210
              44,812     Federal National Mortgage Association REMIC 1993-247 FM, 5.424%, 12/25/2023                44,487
                           TOTAL                                                                                   304,685
                         GOVERNMENT NATIONAL MORTGAGE ASSOCIATION-0.3%
             150,466     Government National Mortgage Association REMIC 1999-13 PC, 6.000%, 3/20/2028              150,092
                         NON-AGENCY MORTGAGE - 5.4%
             787,265     Citigroup Mortgage Loan Trust, 2004UST1 A2, 8/25/2034                                     797,001
             363,577     Washington Mutual 2006-AR1 2A1B, 1/25/2046                                                364,119
             430,899     Washington Mutual 2006-AR15 1A, 11/25/2046                                                430,785
             336,538     Washington Mutual 2006-AR17 1A, 12/25/2046                                                336,677
             277,204     Washington Mutual 2002-AR6 2002-AR6 A, 6/25/2042                                          277,071
             383,469     Washington Mutual Mortgage Pass Through Certificates 2007-OA3 DA1C, 4/25/2047             384,378
                           TOTAL                                                                                 2,590,031
                           TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $3,216,359)                3,237,327
                         CORPORATE BONDS-18.9%
                         COMMUNICATIONS - TELECOM WIRELESS-1.2%
             600,000     Vodafone Group PLC, Note, 2/27/2012                                                       601,313
                         COMMUNICATIONS - TELECOM WIRELINES-1.6%
              50,000     SBC Communications, Inc., 11/14/2008                                                       50,129
             300,000     Telecom Italia Capital, Note, 2/01/2011                                                   301,496
             400,000     Telefonica SA, Floating Rate Note, 6/19/2009                                              401,535
                           TOTAL                                                                                   753,160
                         CONSUMER CYCLICAL - ENTERTAINMENT-1.1%
             515,000     Time Warner, Inc., Floating Rate Note, 11/13/2009                                         516,228
                         CONSUMER CYCLICAL - SERVICES-1.0%
             500,000 1,2 Realogy Corp., Sr. Note, 10/20/2009                                                       501,031
                         ENERGY - INDEPENDENT-0.6%
             280,000     Anadarko Petroleum Corp., Floating Rate Note, 9/15/2009                                   280,393
                         FINANCIAL INSTITUTION - BANKING-9.7%
             900,000     Chase Capital II, Company Guarantee, 2/01/2027                                            865,761
             900,000     Nationsbank Capital Trust, Bond, 1/15/2027                                                881,987
              40,000     Popular North America, 4/06/2009                                                           40,121
           1,100,000     State Street Capital Trust IV, 6/15/2037                                                1,102,484
             900,000     Wachovia Capital Trust II, Company Guarantee, 1/15/2027                                   876,837
             900,000     Wells Fargo Capital II, Company Guarantee, 1/30/2027                                      881,858
                           TOTAL                                                                                 4,649,048
                         FINANCIAL INSTITUTION - BROKERAGE-0.2%
              50,000     Goldman Sachs Group, Inc., Floating Rate Note, 9/29/2014                                   50,737
              50,000     Morgan Stanley Group, In, 1/18/2011                                                        50,143
                           TOTAL                                                                                   100,880
                         FINANCIAL INSTITUTION - FINANCE NONCAPTIVE-2.4%
             310,000     CIT Group, Inc., Sr. Note, 2/13/2012                                                      306,893
             250,000 1,2 Capmark Financial Group, Inc., Unsecd. Note, 5/10/2010                                    250,620
             625,000     Residential Capital Corp., Sr. Unsecd. Note, 6/09/2008                                    618,804
                           TOTAL                                                                                 1,176,317
                         FINANCIAL INSTITUTION - INSURANCE - P&C-1.1%
              30,000     CNA Financial Corp., 8/15/2016                                                             30,297
             500,000 1,2 ZFS Finance USA Trust III, Floating Rate Note, 12/15/2065                                 506,311
                           TOTAL                                                                                   536,608
                           TOTAL CORPORATE BONDS (IDENTIFIED COST $9,105,492)                                    9,114,978
                         MORTGAGE-BACKED SECURITIES-20.7%
                         FEDERAL HOME LOAN MORTGAGE CORP.-13.3%
           2,060,871     Federal Home Loan Mortgage Corp. Pool G08153, 7.000%, 30 Year, 9/1/2036                 2,115,523
             759,312     Federal Home Loan Mortgage Corp. Pool G18124, 6.000%, 15 Year, 6/1/2021                   762,350
           3,490,784     Federal Home Loan Mortgage Corp. Pool G18136, 6.000%, 15 Year, 8/1/2021                 3,504,749
                           TOTAL                                                                                 6,382,622
                         FEDERAL NATIONAL MORTGAGE ASSOCIATION-7.4%
             539,208     Federal National Mortgage Association Pool 256360, 7.000%, 30 Year, 8/1/2036              553,803
           1,372,410     Federal National Mortgage Association Pool 891171, 7.000%, 30 Year, 7/1/2036            1,409,555
           1,546,221     Federal National Mortgage Association Pool 895073, 7.000%, 30 Year, 8/1/2036            1,588,071
                           TOTAL                                                                                 3,551,429
                           TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $9,961,726)                         9,934,051
                         U.S. TREASURY-10.9%
                         TREASURY SECURITIES-10.9%
           1,199,847     U.S. Treasury Inflation Protected Note, Series D-2010, 0.875%, 4/15/2010                1,139,821
           4,100,000 3,4 United States Treasury Bill, 4.96%, 7/26/2007                                           4,088,602
                           TOTAL U.S. TREASURY (IDENTIFIED COST $5,223,912)                                      5,228,423
                         Mutual Fund-9.5%
           4,550,608 5,6 Prime Value Obligations Fund, Institutional Shares, 5.26% (AT NET ASSET VALUE)          4,550,608
                           TOTAL INVESTMENTS-100.4%                                                             48,287,189
                           (IDENTIFIED COST $48,323,414)7
                           OTHER ASSETS AND LIABILITIES - NET-(0.4)%                                              (184,486   )
                           TOTAL NET ASSETS-100%                                                              $ 48,102,703

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2007, these restricted securities amounted to $1,932,405, which represented 4.0% of total net assets.
2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors. At June 30, 2007, these liquid restricted securities amounted to $1,932,405, which represented 4.0% of total net assets.
3 Discount rate at time of purchase.
4 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
5 Affiliated company.
6 7-Day net yield.
7 Also represents cost for federal tax purposes.
At June 30, 2007, the Fund had the following outstanding futures contracts:

DESCRIPTION                                NUMBER OF CONTRACTS  NOTIONAL VALUE  EXPIRATION DATE                    UNREALIZED
                                                                                                 APPRECIATION/ (DEPRECIATION)
8S&P 500 Index Long Futures                10                       $3,788,500  September 2007                       $(38,825)
8S&P Mini 500 Index Long Futures           4                          $303,100  September 2007                        $(3,110)
8U.S. Treasury Notes 2 Year Short Futures  95                      $19,359,219  September 2007                        $24,738
  NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS                                                                   $(17,197)

At June 30, 2007, the Fund had the following open swap contracts:

TOTAL RETURN SWAP       REFERENCE     BUY/SELL  PAY/RECEIVE     EXPIRATION   NOTIONAL AMOUNT         UNREALIZED APPRECIATION/
COUNTERPARTY            INDEX                   FIXED RATE      DATE                                           (DEPRECIATION)
Lehman Brothers         S&P 500       Buy       5.39%           9/7/2007         $35,911,519                        $(929,412)
International           Total Return
Merrill Lynch           S&P 500       Buy       5.36%           10/4/2007         $8,599,806                         $323,162
International           Total Return
  NET UNREALIZED DEPRECIATION ON SWAP CONTRACTS                                                                     $(606,250)

8 Non-income producing security.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2007.

The following acronym is used throughout this portfolio:

 REMIC -Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements

STATEMENT OF ASSETS AND LIABILITIES


June 30, 2007 (unaudited)

ASSETS:
Total investments in securities, at value including $4,550,608 of investments in an                                 $ 48,287,189
affiliated issuer (Note 5) (identified cost $48,323,414)
Income receivable                                                                                                        472,385
  TOTAL ASSETS                                                                                                        48,759,574
LIABILITIES:
Payable for daily variation margin                                                                  $  33,043
Net payable for swap contracts                                                                        606,250
Accrued expenses                                                                                       17,578
  TOTAL LIABILITIES                                                                                                      656,871
Net assets for 3,742,531 shares outstanding                                                                         $ 48,102,703
NET ASSETS CONSIST OF:
Paid-in capital                                                                                                     $ 40,726,195
Net unrealized depreciation of investments, futures contracts and swap contracts                                        (659,672)
Accumulated net realized gain on investments, futures contracts and swap contracts                                     5,799,193
Undistributed net investment income                                                                                    2,236,987
  TOTAL NET ASSETS                                                                                                  $ 48,102,703
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
$48,102,703 {divide} 3,742,531 shares outstanding, no par value, unlimited shares authorized                              $12.85

See Notes which are an integral part of the Financial Statements

STATEMENT OF OPERATIONS


Six Months Ended June 30, 2007 (unaudited)

INVESTMENT INCOME:
Interest (net of foreign taxes withheld of $1,020)                                                                  $  1,191,862
Dividends received from an affiliated issuer (Note 5)                                                                     53,007
  TOTAL INCOME                                                                                                         1,244,869
EXPENSES:
Administrative personnel and services fee (Note 5)                                             $   74,384
Custodian fees                                                                                      4,187
Transfer and dividend disbursing agent fees and expenses                                            7,661
Directors'/Trustees' fees                                                                           2,076
Auditing fees                                                                                      11,480
Legal fees                                                                                          5,001
Portfolio accounting fees                                                                          22,379
Insurance premiums                                                                                  3,104
Taxes                                                                                              12,397
Miscellaneous                                                                                         286
  TOTAL EXPENSES                                                                                  142,955
WAIVER AND REIMBURSEMENT (NOTE 5):
Waiver of administrative personnel and services fee                        $ (74,384)
Reimbursement of other operating expenses                                    (57,187)
  TOTAL WAIVER AND REIMBURSEMENT                                                                 (131,571)
Net expenses                                                                                                              11,384
Net investment income                                                                                                  1,233,485
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES
CONTRACTS AND SWAP CONTRACTS:
Net realized loss on investments                                                                                         (15,724)
Net realized gain on futures contracts                                                                                   223,688
Net realized gain on swap contracts                                                                                    2,831,345
Net change in unrealized appreciation of investments                                                                     (70,431)
Net change in unrealized appreciation of futures contracts                                                               (42,432)
Net change in unrealized appreciation of swap contracts                                                               (1,073,347)
Net realized and unrealized gain on investments, futures contracts                                                     1,853,099
and swap contracts
Change in net assets resulting from operations                                                                      $  3,086,584

See Notes which are an integral part of the Financial Statements

STATEMENT OF CHANGES IN NET ASSETS




                                                                                               SIX MONTHS
                                                                                                    ENDED             YEAR ENDED
                                                                                              (unaudited)             12/31/2006
                                                                                                6/30/2007
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income                                                                       $   1,233,485           $    950,871
Net realized gain on investments, futures contracts and swap contracts                          3,039,309              2,744,339
Net change in unrealized appreciation/depreciation of investments, futures contracts           (1,186,210)               434,567
and swap contracts
  CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                                                3,086,584              4,129,777
SHARE TRANSACTIONS:
Proceeds from sale of shares                                                                    1,000,000             40,200,000
Cost of shares redeemed                                                                                --             (5,473,905)
  CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS                                        1,000,000             34,726,095
Change in net assets                                                                            4,086,584             38,855,872
NET ASSETS:
Beginning of period                                                                            44,016,119              5,160,247
End of period (including undistributed net investment income of $2,236,987 and              $  48,102,703           $ 44,016,119
$1,003,502, respectively)

See Notes which are an integral part of the Financial Statements

NOTES TO FINANCIAL STATEMENTS


June 30, 2007 (unaudited)

1. ORGANIZATION
Market Plus Core Fund (the "Fund") is a diversified portfolio of Federated Core Trust II, L.P. (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "Act"). The Trust is a limited partnership that was established under the laws of the State of Delaware on November 13, 2000 and offered only to registered investment companies and other accredited investors. The Trust consists of three portfolios. The financial statements included herein are only those of the Fund. Each portfolio pays its own expenses. The Fund's investment objective is to seek total return over the business cycle (which may be longer or shorter than a 12-month period) in excess of the S&P 500 Index.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.


INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;
   {circle}for other fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;
   {circle}for investments in other open-end registered investment companies, based on net asset value (NAV);
   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Directors (the "Directors") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
   {circle}prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors; prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors; prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors;
   {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;
   {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices; and {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Directors.
Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Directors have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Directors, although the actual calculation is done by others under the direction of Fund management. An event is considered material if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value.


REPURCHASE AGREEMENTS
It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.


INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS
Interest income and expenses are accrued daily. Dividend income is recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. All net income earned and gain/loss (realized and unrealized) will be allocated daily to the shareholders based on their capital contributions to the Fund. The Fund does not currently intend to declare and pay distributions.


PREMIUM AND DISCOUNT AMORTIZATION/ PAYDOWN GAINS AND LOSSES
All premiums and discounts on fixed-income securities other than mortgage-backed securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.


FEDERAL TAXES
As a partnership, the Fund is not subject to U.S. federal income tax. Instead, each investor reports separately on its own federal income tax return its allocated potion of the Fund's income, gain, losses, deduction and credits.

Withholding taxes and where appropriate, deferred withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.


WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.


SWAP CONTRACTS
Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or "swapped" between parties are generally calculated with respect to a "notional amount" for a predetermined period of time. The Fund may enter into interest rate, total return, credit default, foreign exchange and other swap agreements.

Total return swap agreements involve the commitment to pay or receive an amount generally determined by reference to an interest rate in exchange for a specific market-linked return, based on notional amounts. To the extent that the total return of the security or index underlying the transactions exceeds or falls short of the offsetting interest rate based obligation, the Fund receives or makes a payment to the counterparty. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement.

Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in Net payable for swap contracts on the Statement of Assets and Liabilities, and periodic payments are reported as Net realized gain on swap contracts in the Statement of Operations. For the six months ended June 30, 2007, the Fund had a net realized gain on swap contracts of $2,831,345.

Swap contracts outstanding at period end are listed after the Fund's portfolio of investments.


FUTURES CONTRACTS
The Fund purchases and sells financial futures contracts to manage cashflows, enhance yield and to establish and maintain continual economic exposure to changes in the value of the S&P 500 Index and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the six months ended June 30, 2007, the Fund had net realized gains on futures contracts of $223,688.

Futures contracts outstanding at period end are listed after the Fund's portfolio of investments.

RESTRICTED SECURITIES
Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Directors.


USE OF ESTIMATES
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.


OTHER
Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CONTRIBUTIONS/WITHDRAWALS
Transactions in shares were as follows:

                                                          SIX MONTHS     YEAR ENDED
                                                               ENDED     12/31/2006
                                                           6/30/2007
Proceeds from contributions                                   77,881      3,664,540
Fair value of withdrawals                                          -       (499,900   )
  NET CHANGE RESULTING FROM CONTRIBUTIONS/WITHDRAWALS         77,881      3,164,640

4. FEDERAL TAX INFORMATION

At June 30, 2007, the cost of investments for federal tax purposes was $48,323,414. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized depreciation from futures contracts and swap contracts was $36,225. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $54,295 and net unrealized depreciation from investments for those securities having an excess of cost over value of $90,520.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER FEE
Federated Investment Counseling is the Fund's investment adviser (the "Adviser"), subject to the oversight of the Directors. The Adviser provides investment adviser services at no fee. The Adviser may voluntarily choose to reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary reimbursement at any time at its sole discretion. For the six months ended June 30, 2007, the Adviser voluntarily reimbursed $57,187 of other operating expenses.

ADMINISTRATIVE FEE
Federated Administrative Services, Inc. (FASI), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FASI is based on the average aggregate daily net assets of the Trust as specified below:

                        AVERAGE AGGREGATE DAILY NET ASSETS
 ADMINISTRATIVE FEE     OF THE TRUST
 0.150%                 on the first $5 billion
 0.125%                 on the next $5 billion
 0.100%                 on the next $10 billion
 0.075%                 on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio. FASI may voluntarily choose to waive any portion of its fee. FASI can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended June 30, 2007, FASI waived its entire fee.


GENERAL
Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.


TRANSACTIONS WITH AFFILIATED COMPANIES
Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. Transactions with the affiliated company during the six months ended June 30, 2007 are as follows:

AFFILIATE                                  BALANCE OF     PURCHASES/         SALES/          BALANCE OF          VALUE      DIVIDEND
                                          SHARES HELD      ADDITIONS     REDUCTIONS         SHARES HELD                       INCOME
                                           12/31/2006                                         6/30/2007
Prime Value Obligations Fund,                       -     19,497,520     14,946,912           4,550,608     $4,550,608       $53,007
Institutional Shares

6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2007, were as follows:

 Purchases       $ 89,671,916
 Sales           $ 86,103,529

7. LINE OF CREDIT
The Fund participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of June 30, 2007, there were no outstanding loans. During the six months ended June 30, 2007, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission
(SEC), the Fund, along with all other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds.

As of June 30, 2007, there were no outstanding loans. During the six months ended June 30, 2007, the program was not utilized.

9. LEGAL PROCEEDINGS
Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.


10. RECENT ACCOUNTING PRONOUNCEMENTS
In September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

EVALUATION AND APPROVAL OF ADVISORY CONTRACT


MARKET PLUS CORE FUND (THE "FUND")
The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2007. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. The Fund is distinctive in that it is designed for the efficient management of a particular asset class and is made available for investment only to other Federated funds and a limited number of other accredited investors. In addition, the Adviser does not charge an investment advisory fee for its services although it or its affiliates may receive compensation for managing assets invested in the Fund.

The Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

As previously noted, the Adviser does not charge an investment advisory fee for its services; however, the Board did consider compensation and benefits received by the Adviser, including fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance, and comments on the reasons for performance; the Fund's investment objectives; the Fund's overall expense structure; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

Because the Adviser does not charge the Fund an investment advisory fee the Fund's Board does not consider fee comparisons to other mutual funds or other institutional or separate accounts to be relevant.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. Because the Adviser does not charge an investment advisory fee for its services, these reports generally cover fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive non-advisory fees and/or reimburse other expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. In particular, due to the unusual nature of the Fund as primarily an internal product with no advisory fee, the Board does not consider the assessment of whether economies of scale would be realized if the Fund were to grow to some sufficient size to be relevant. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES


A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from the EDGAR database on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE


The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.)

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Cusip 31409R300

35316 (8/07)













ITEM 2.     CODE OF ETHICS

            Not Applicable

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT

            Not Applicable

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES

            Not Applicable

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS

            Not Applicable

ITEM 6.     SCHEDULE OF INVESTMENTS

            Not Applicable

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

            Not Applicable

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

            Not Applicable

ITEM 11.    CONTROLS AND PROCEDURES

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.    EXHIBITS













SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED CORE TRUST II, L.P.

BY          /S/ RICHARD A. NOVAK
                             (INSERT NAME AND TITLE)
            RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER

DATE        AUGUST 21, 2007


PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE DATES INDICATED.


BY          /S/ J. CHRISTOPHER DONAHUE

            J. CHRISTOPHER DONAHUE, PRINCIPAL EXECUTIVE OFFICER

DATE        AUGUST 21, 2007


BY          /S/ RICHARD A. NOVAK

            RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER

DATE        AUGUST 21, 2007